UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05603

Name of Fund: BlackRock World Income Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock World Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2011

Date of reporting period: 03/31/2011

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

France — 0.2%
Auto ABS Compartiment, Series 2007-1, Class A, 1.15%, 2/25/19 (a)	EUR	244	$343,054

Ireland — 0.2%
Cars Alliance, Series 2007-1, Class A, 1.12%, 10/08/23 (a)		253	356,186

Italy — 0.2%
COMP, Series 2007-2, Class A, 1.17%, 10/25/20 (a)		225	314,352

Luxembourg — 0.5%
Bumper 2 SA, Series 2011-2, Class A, 1.00% 2/23/23		500	708,600

Netherlands — 0.3%
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16		291	414,949

United States — 0.3%
Capital One Multi-Asset Execution Trust, Series 4-3C, 6.63%, 4/19/17 (a)	GBP	300	494,303

Total Asset-Backed Securities – 1.7%			2,631,444

Common Stocks		Shares

Canada — 0.1%
Ainsworth Lumber Co. Ltd. (b)(c)		47,014	186,698

Total Common Stocks – 0.1%			186,698

Corporate Bonds		Par (000)

Australia — 0.3%
Commonwealth Bank of Australia, 5.75%, 12/17/13	AUD	500	519,517

Canada — 1.2%
Air Canada, 10.13%, 8/01/15 (b)	CAD	395	433,909

Corporate Bonds		Par (000)	Value

Canada (concluded)
CDP Financial, Inc., 3.00%, 11/25/14 (b)	USD	1,300	$1,325,133

			1,759,042

Cayman Islands — 1.1%
Petrobras International Finance Co., 3.88%, 1/27/16		1,610	1,620,763

Denmark — 0.1%
TDC A/S, 6.50%, 4/19/12	EUR	105	155,148

Europe — 2.4%
European Investment Bank:
6.50%, 8/07/19	AUD	1,875	1,954,361
6.00%, 8/06/20		620	618,864
VTB Capital SA, 6.88%, 5/29/18	USD	1,040	1,128,400

			3,701,625

France — 1.4%
BNP Paribas, 0.48%, 4/27/17 (a)		1,000	971,234
Credit Agricole Covered Bonds, Series E, 3.50%, 7/21/14	EUR	250	358,109
Societe Generale, 1.06%, 6/07/17 (a)		550	742,722

			2,072,065

Germany — 1.8%
Dexia Kommunalbank Deutschland AG, 1.63%, 10/21/13		600	826,936
Duesseldorfer Hypothekenbank AG, 1.00%, 8/04/11		740	1,047,037
HSH Nordbank AG, 4.38%, 2/14/17 (a)		50	51,550
Pernod-Ricard SA, 5.00%, 3/15/17		300	419,633
UPC Germany GmbH, 8.13%, 12/01/17 (b)		250	372,015

			2,717,171

Ireland — 3.1%
DEPFA ACS Bank:
5.50%, 6/28/11 (b)	USD	200	201,202
4.20%, 11/30/12	CAD	250	252,528
Governor & Co. of the Bank of Ireland, 2.75%, 3/02/12 (b)	USD	2,300	2,185,060

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
BUBOR	Budapest InterBank Offered Rate
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
GO	General Obligation Bonds
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London InterBank Offered Rate
MXN	Mexican New Peso
NOK	Norwegian Krone
RB	Revenue Bonds
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2011	1

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Ireland (concluded)
Irish Life & Permanent Group Holdings Plc, 3.60%, 1/14/13 (b)	USD	975	$853,125
Smurfit Kappa Acquisitions, 7.25%, 11/15/17 (b)	EUR	300	437,915
Talisman Finance Plc, Series 7, Class A, 1.20%, 4/22/17 (a)		550	689,460

			4,619,290

Italy — 0.4%
Intesa Sanpaolo SpA, 5.75%, 5/28/18 (a)		450	640,291

Kazakhstan — 0.6%
KazMunaiGaz Finance Sub BV, 7.00%, 5/05/20 (b)	USD	800	862,000

Luxembourg — 0.7%
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	120	166,663
RSHB Capital SA for OJSC Russian Agricultural Bank, 9.00%, 6/11/14	USD	770	883,575

			1,050,238

Netherlands — 2.5%
ABN Amro Bank NV, Series E, 3.75%, 7/15/14	EUR	300	433,407
ELM BV for Swiss Life Insurance & Pension Group, 5.85% (a)(d)		600	722,771
ELM BV for Swiss Reinsurance Co., 5.25% (a)(d)		500	630,654
Waha Aerospace B.V., 3.93%, 7/28/20	USD	1,629	1,629,250
Ziggo Finance BV, 6.13%, 11/15/17 (b)	EUR	250	354,300

			3,770,382

New Zealand — 0.5%
ANZ National International Ltd., 3.25%, 4/02/12 (b)	USD	775	794,997

Spain — 0.4%
Santander Issuances SA Unipersonal, 1.27%, 3/23/17 (a)	EUR	200	265,884
Telefonica Emisiones SAU, 5.46%, 2/16/21	USD	400	405,084

			670,968

Sweden — 0.5%
Svenska Handelsbanken AB, 2.88%, 9/14/12 (b)		750	768,170

Switzerland — 0.4%
UBS AG, Series DPNT, 5.88%, 12/20/17		500	545,979

United Kingdom — 4.9%
Aviva Plc, 5.75%, 11/14/21 (a)	EUR	300	427,285
Barclays Bank Plc, 1.23%, 5/30/17 (a)		600	821,513
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	505	725,058

Corporate Bonds		Par (000)	Value

United Kingdom (concluded)
FCE Bank Plc:
7.13%, 1/16/12	EUR	250	$364,929
7.13%, 1/15/13		400	595,224
9.38%, 1/17/14		50	79,452
HBOS Plc, 0.49%, 9/30/16 (a)	USD	450	389,883
Lloyds TSB Bank Plc, 6.25%, 4/15/14	EUR	150	223,616
Northern Rock Plc, 5.63%, 6/22/17 (b)	USD	1,600	1,615,146
Old Mutual Plc, 4.50%, 1/18/17 (a)	EUR	600	822,214
The Royal Bank of Scotland Plc, 6.38%, 4/29/14	GBP	250	424,153
Virgin Media Secured Finance Plc:
7.00%, 1/15/18		303	525,566
5.50%, 1/15/21		285	445,767

			7,459,806

United States — 9.4%
Ally Financial, Inc., 6.88%, 9/15/11	USD	930	947,437
Altria Group, Inc., 10.20%, 2/06/39		175	248,287
CF Industries, Inc., 6.88%, 5/01/18		185	207,663
CSC Holdings, Inc., 6.75%, 4/15/12		825	855,937
Chesapeake Energy Corp., 6.13%, 2/15/21		530	547,225
Comcast Corp., 6.40%, 3/01/40		515	527,468
Cox Communications, Inc., 8.38%, 3/01/39 (b)		410	520,434
Cricket Communications, Inc., 10.00%, 7/15/15		285	312,788
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		400	433,541
DISH DBS Corp., 7.00%, 10/01/13		345	372,600
Dollar General Corp., 10.63%, 7/15/15		290	311,750
Domtar Corp., 9.50%, 8/01/16		130	153,725
El Paso Natural Gas Co., 8.63%, 1/15/22		700	882,282
Georgia-Pacific LLC (b):
8.25%, 5/01/16		275	310,063
5.40%, 11/01/20		190	187,620
Jabil Circuit, Inc., 7.75%, 7/15/16		350	397,250
Kraft Foods, Inc.:
5.38%, 2/10/20		725	765,416
6.50%, 11/01/31		100	109,870
Lincoln National Corp., 6.25%, 2/15/20		585	644,872
MetLife, Inc., 6.75%, 6/01/16		549	634,613
NewPage Corp., 11.38%, 12/31/14		730	730,913
News America, Inc., 6.40%, 12/15/35		250	257,212
Oracle Corp., 5.38%, 7/15/40 (b)		400	389,326
Pemex Project Funding Master Trust, Series 13, 6.63%, 6/15/35		760	762,366
Prudential Financial, Inc., 3.88%, 1/14/15		300	310,202

2	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

United States (concluded)
Qwest Communications International, Inc., Series B, 7.50%, 2/15/14	USD	360	$365,850
Rainbow National Services LLC, 10.38%, 9/01/14 (b)		280	290,500
Reynolds Group Issuer, Inc., 7.75%, 10/15/16 (b)	EUR	300	440,040
Southwestern Energy Co., 7.50%, 2/01/18	USD	410	464,838
Time Warner Cable, Inc., 5.88%, 11/15/40		295	277,196
Verizon Communications, Inc., 6.90%, 4/15/38		500	554,917

			14,214,201

Total Corporate Bonds – 31.7%			47,941,653

Foreign Agency Obligations

Argentina Government International Bond, 8.28%, 12/31/33		878	782,864
Australian Government Bonds, Series 25CI, 3.00%, 9/20/25	AUD	1,416	1,591,060
Belgium Government Bond, Series 59, 2.75%, 3/28/16	EUR	1,115	1,521,869
Bundesobligation, Series 159, 2.00%, 2/26/16		1,090	1,497,694
Bundesrepublik Deutschland, 2.25%, 9/04/20		2,650	3,437,481
Colombia Government International Bond, 7.38%, 9/18/37	USD	590	700,625
Dominican Republic International Bond, 9.04%, 1/23/18		219	241,548
El Salvador Government Internationa Bond, 7.63%, 2/01/41 (b)		580	569,850
Eskom Holdings Ltd., 5.75%, 1/26/21 (b)		700	709,625
European Union, 2.38%, 9/22/17	EUR	310	413,131
France Government Bond OAT, 4.50%, 4/25/41		980	1,456,826
Indonesia Government International Bond, 7.50%, 1/15/16 (b)	USD	350	406,438
Instituto de Credito Oficial:
4.45%, 4/20/11	CAD	480	495,465
4.53%, 3/17/16		400	383,006
Ireland Government Bond:
4.00%, 1/15/14	EUR	498	598,983
5.00%, 10/18/20		2,330	2,276,483
Italy Buoni Poliennali Del Tesoro:
3.50%, 6/01/14		1,500	2,131,666
3.00%, 4/15/15		1,565	2,159,209
4.50%, 2/01/20		750	1,056,735
4.00%, 9/01/20		1,493	2,005,874
5.00%, 8/01/39		934	1,215,918
5.00%, 9/01/40		835	1,082,030
Japan Government Fifteen Year Bond, Series 39, 0.88%, 3/20/21 (a)	JPY	100,000	1,219,043

Foreign Agency Obligations	Par (000)		Value

Japan Government Twenty Year Bond, Series 99, 2.10%, 12/20/27	JPY	202,500	$2,508,200
Korea Treasury Bond, Series 1409, 5.00%, 9/10/14	KRW	5,023,000	4,717,659
Kreditanstalt fuer Wiederaufbau, 5.50%, 8/08/13	AUD	500	519,162
Landwirtschaftliche Rentenbank, 4.88%, 2/21/20	CAD	490	516,287
Lithuania Government International Bond, 7.38%, 2/11/20 (b)	USD	428	476,487
MDC-GMTN BV, 5.75%, 5/06/14		340	367,200
Mexican Bonos:
9.50%, 12/18/14	MXN	8,666	797,808
Series M 10, 7.75%, 12/14/17		17,675	1,533,836
New South Wales Treasury Corp., Series CIB1, 2.75%, 11/20/25	AUD	3,640	3,920,341
Nordic Investment Bank, 6.00%, 8/20/14		950	993,198
Poland Government International Bond, 3.88%, 7/16/15	USD	740	747,945
Qatari Diar Finance QSC, 5.00%, 7/21/20 (b)		1,600	1,582,000
Queensland Treasury Corp., Series 17, 6.00%, 9/14/17	AUD	1,595	1,678,824
Republic of South Africa, 13.50%, 9/15/15	ZAR	18,540	3,314,015
Republic of Turkey, 6.75%, 4/03/18	USD	400	446,000
Societe Financement de l’Economie Francaise, 3.38%, 5/05/14 (b)		955	1,002,815
South Africa Government Bond, Series R207, 7.25%, 1/15/20	ZAR	10,095	1,362,871
South Africa Government International Bond:
6.88%, 5/27/19	USD	220	255,475
5.50%, 3/09/20		1,020	1,079,925
Spain Government Bond:
3.25%, 4/30/16	EUR	1,265	1,699,586
4.00%, 4/30/20		1,020	1,336,405
4.85%, 10/31/20		399	550,370
4.65%, 7/30/25		425	542,717
4.70%, 7/30/41		982	1,138,750
Sweden Government Bond, 4.50%, 8/12/15	SEK	12,650	2,125,001
Turkey Government International Bond, 7.00%, 6/05/20	USD	600	678,000
United Kingdom Gilt:
4.75%, 12/07/38	GBP	2,937	5,021,646
4.25%, 12/07/40		560	882,289
Venezuela Government International Bond, 7.65%, 4/21/25	USD	225	137,250

Total Foreign Agency Obligations – 46.2%			69,885,485

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2011	3

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Japan — 0.1%
JLOC, Series 37A, Class A1, 0.56%, 1/15/15 (a)(b)	JPY	15,855	$177,260

United Kingdom — 0.1%
Arkle Master Issuer Plc, Series 2006-1X, Class 5A1, 1.19%, 2/17/52 (a)	GBP	155	217,079

United States — 1.9%
CS First Boston Mortgage Securities Corp., Series 2001- CKN5, Class A4, 5.44%, 9/15/34	USD	234	235,087
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 5.06%, 1/25/35 (a)		204	208,260
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A2, 5.05%, 12/12/34		500	521,327
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A1, 5.28%, 11/15/38		129	130,363
Merrill Lynch Mortgage Trust, Series 2002MW1, Class A4, 5.62%, 7/12/34		873	899,134
Salomon Brothers Mortgage Securities VII, Inc., Series 2001- C2, Class A3, 6.50%, 11/13/36		561	568,915
WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 3A2, 6.02%, 8/25/46 (a)		252	214,422

			2,777,508

Total Non-Agency Mortgage-Backed Securities – 2.1%			3,171,847

Other Interests (e)	Beneficial Interest (000)

United States — 0.1%
Adelphia Escrow	575		6
Stanley Martin, Class B Membership Units (f)	—	(g)	135,500

Total Other Interests – 0.1%			135,506

Preferred Securities

Capital Trust (a)	Par (000)

France — 0.7%
AXA SA, Series 21, 5.78% (d)	EUR	800	1,020,384

Netherlands — 0.4%
Rabobank Nederland NV, 11.00% (b)(d)	USD	400	521,000

Capital Trust (a)	Par (000)		Value

Switzerland — 0.4%
UBS Capital Securities Ltd., 8.84% (d)	EUR	400	$593,806

United Kingdom — 0.4%
Barclays Bank Plc, 7.43% (b)(d)	USD	650	650,000

Total Preferred Securities – 1.9%			2,785,190

Taxable Municipal Bonds

United States — 0.9%
Los Angeles Department of Airports, RB, Build America Bonds, Direct Pay, 6.58%, 5/15/39	275	272,222
State of California, GO:
Build America Bonds, 7.30%, 10/01/39	185	196,337
Various Purpose, Series 3, 5.95%, 4/01/16	850	906,592

Total Taxable Municipal Bonds – 0.9%		1,375,151

U.S. Treasury Obligations

U.S. Treasury Bonds:
4.25%, 11/15/40	795	760,343
4.75%, 2/15/41	16,682	17,338,854
U.S. Treasury Inflation Indexed Bonds, 2.13%, 2/15/41	2,212	2,337,326

Total U.S. Treasury Obligations – 13.5%		20,436,523

Warrants (h)	Shares

United States — 0.0%
HealthSouth Corp. (Expires 1/16/14)	14,085	—

Venezuela — 0.1%
Venezuela Oil Obligations (Expires 4/15/20)	3,000	83,250

Total Warrants – 0.1%		83,250

Total Long-Term Investments (Cost – $142,308,827) – 98.3%		148,632,747

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (i)(j)	465,333	465,333

Total Short-Term Securities (Cost – $465,333) – 0.3%		465,333

4	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.
(Percentages shown are based on Net Assets)

Total Investments (Cost – $142,774,160*) – 98.6%	$149,098,080
Other Assets Less Liabilities – 1.4%	2,134,160

Net Assets – 100.0%	$151,232,240

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$142,974,503

Gross unrealized appreciation	$8,159,545
Gross unrealized depreciation	(2,035,968)

Net unrealized appreciation	$6,123,577

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Security is perpetual in nature and has no stated maturity date.

(e)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(f)	Restricted security as to resale, representing 0.1% of net assets was as follows:

Issue	Acquisition Date	Cost	Value

Stanley Martin, Class B Membership Units	12/09/09	$249,213	$135,500

(g)	Amount is less than $1,000.

(h)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(i)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at March 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	3,548,401	(3,083,068)	465,333	$2,061

(j)	Represents the current yield as of report date.

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2011	5

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

6	10-Year Australian Bond	Sydney	June 2011	$644,235	$(982)
28	30-Year Euro BUXL	Eurex	June 2011	$4,037,204	(41,086)
39	Euro-Bund	Eurex	June 2011	$6,703,240	(61,800)

Total					$(103,868)

•	Financial futures contracts sold as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

60	2-Year U.S. Treasury Note	Chicago Mercantile	June 2011	$13,087,500	$(12,286)
95	3-Year Australian Bond	Sydney	June 2011	$10,077,707	(22,956)
39	5-Year U.S. Treasury Note	Chicago Mercantile	June 2011	$4,554,773	(6,698)
7	10-Year Canadian Bond	Montreal	June 2011	$866,426	(1,750)
5	10-Year Japanese Government Bond	Tokyo	June 2011	$8,388,435	(56,221)
87	10-Year U.S. Treasury Note	Chicago Mercantile	June 2011	$10,355,719	12,049
253	30-Year Long Term U.S. Treasury Bond	Chicago Mercantile	June 2011	$30,407,437	(23,931)
66	Euro-BOBL	Eurex	June 2011	$10,716,323	(103)
79	Euro-Schatz	Eurex	June 2011	$11,999,739	(8,584)
10	Long Gilt Bond	London Financial Futures	June 2011	$1,879,640	(8,037)
71	90 Day Australian Bank Bill	Sydney	September 2011	$72,553,283	(2,609)

Total					$(131,126)

•	Foreign currency exchange contracts as of March 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	1,200,000	USD	1,189,258	Citibank NA	4/14/11	$50,430
CAD	850,000	USD	856,892	Citibank NA	4/14/11	19,606
CAD	717,000	USD	737,560	Royal Bank of Scotland	4/14/11	1,791
DKK	5,891,000	USD	1,058,719	Morgan Stanley Capital Services	4/14/11	60,814
GBP	3,072,000	USD	4,961,242	Citibank NA	4/14/11	(33,685)
HUF	257,575,000	USD	1,240,132	Deutsche Bank AG	4/14/11	131,086
HUF	10,545,000	USD	55,976	UBS AG	4/14/11	161
JPY	6,000,000	USD	72,054	Deutsche Bank AG	4/14/11	83
JPY	382,948,000	USD	4,628,257	Royal Bank of Scotland	4/14/11	(24,168)
MXN	27,996,100	USD	2,346,565	Royal Bank of Scotland	4/14/11	4,939
MXN	1,108,900	USD	92,362	UBS AG	4/14/11	779
NOK	10,909,000	USD	1,823,296	Citibank NA	4/14/11	148,289
SEK	13,758,500	USD	2,164,409	Citibank NA	4/14/11	14,313
SGD	725,000	USD	558,588	Citibank NA	4/14/11	16,588
SGD	2,180,000	USD	1,718,292	Royal Bank of Scotland	4/14/11	11,204
ZAR	1,252,000	USD	180,647	Citibank NA	4/14/11	4,160
ZAR	40,346,000	USD	5,874,148	Deutsche Bank AG	4/14/11	81,303
USD	1,399,277	AUD	1,408,000	Citibank NA	4/14/11	(55,290)
USD	9,679,633	AUD	9,803,500	Deutsche Bank AG	4/14/11	(448,101)
USD	2,138,834	AUD	2,125,000	Morgan Stanley Capital Services	4/14/11	(56,447)
USD	3,774,668	CAD	3,729,500	Citibank NA	4/14/11	(71,095)
USD	1,097,260	DKK	5,890,000	Royal Bank of Scotland	4/14/11	(22,083)
USD	11,918,031	GBP	7,616,500	Citibank NA	4/14/11	(299,006)
USD	236,305	GBP	146,000	Deutsche Bank AG	4/14/11	2,117
USD	108,110	GBP	66,000	UBS AG	4/14/11	2,245
USD	1,358,212	HUF	268,120,000	HSBC Bank USA	4/14/11	(69,143)
USD	8,235,392	JPY	679,195,000	Citibank NA	4/14/11	69,598
USD	2,370,533	MXN	29,105,000	Citibank NA	4/14/11	(74,111)
USD	1,950,409	NOK	10,909,000	Deutsche Bank AG	4/14/11	(21,177)
USD	131,488	SEK	908,500	Citibank NA	4/14/11	(12,377)
USD	2,014,597	SEK	12,850,000	Royal Bank of Scotland	4/14/11	(20,260)
USD	2,301,710	SGD	2,905,000	Deutsche Bank AG	4/14/11	(2,961)
USD	5,705,706	ZAR	41,598,000	Deutsche Bank AG	4/14/11	(434,552)

6	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Foreign currency exchange contracts as of March 31, 2011 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	11,405,700	USD	15,853,154	Citibank NA	4/27/11	$304,088
USD	60,621,772	EUR	44,298,000	Citibank NA	4/27/11	(2,130,495)
USD	9,647	EUR	7,000	UBS AG	4/27/11	(269)
KRW	738,540,000	USD	660,000	UBS AG	5/12/11	11,720
CNY	56,588,000	USD	8,600,000	Citibank NA	5/17/11	59,942
CNY	13,662,330	USD	2,090,000	Deutsche Bank AG	5/17/11	814
GBP	4,041,238	EUR	4,655,000	Deutsche Bank AG	6/14/11	(111,171)
SGD	2,905,000	USD	2,302,312	Deutsche Bank AG	7/07/11	2,798
USD	2,328,442	MXN	27,996,100	Royal Bank of Scotland	7/07/11	(5,547)
USD	2,154,928	SEK	13,758,500	Citibank NA	7/07/11	(14,335)
USD	5,801,924	ZAR	40,346,000	Deutsche Bank AG	7/07/11	(81,273)

Total						$(2,988,678)

•	Credit default swaps on single-name issues - buy protection outstanding as of March 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

STMicroelectronics NV	0.26%	Citibank NA	9/20/12	EUR	400	$(701)
ENEL SpA	1.00%	Citibank NA	6/20/16	EUR	1,115	(3,762)
Banco Espirito Santo SA	5.00%	Credit Suisse International	6/20/16	EUR	800	1,888
Xstrata Finance Canada Ltd.	1.00%	Credit Suisse International	6/20/16	EUR	800	(5,269)
Banco Bilbao Vizcaya Argentina SA	1.00%	Deutsche Bank AG	6/20/16	EUR	785	9,592
Koninklijke KPN NV	1.00%	Deutsche Bank AG	6/20/16	EUR	1,295	176
Standard Chartered Bank	1.00%	Goldman Sachs Bank USA	6/20/16	EUR	1,180	727
Danske Bank A/S	1.00%	Goldman Sachs International	6/20/16	EUR	450	2,174
Banco Espirito Santo SA	5.00%	Royal Bank of Scotland Plc	6/20/16	EUR	1,090	11,351
ENI SpA	1.00%	Royal Bank of Scotland Plc	6/20/16	EUR	180	(429)

Total						$15,747

•	Credit default swaps on single-name issues - sold protection outstanding as of March 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

Glencore International AG	1.00%	Credit Suisse International	6/20/16	BBB-	EUR	600	$11,868
Republic of Portugal	1.00%	Credit Suisse International	6/20/16	BBB-	USD	1,200	(18,098)
Intesa Sanpaolo SpA	1.00%	Deutsche Bank AG	6/20/16	A+	EUR	785	(3,458)
Danske Bank A/S	1.00%	Goldman Sachs International	6/20/16	A	EUR	450	229
Credit Suisse Group AG	1.00%	Royal Bank of Scotland Plc	6/20/16	A	EUR	1,180	(9,415)
Republic of Portugal	1.00%	Royal Bank of Scotland Plc	6/20/16	BBB-	USD	1,525	(21,088)
Royal Dutch Shell Plc	1.00%	Royal Bank of Scotland Plc	6/20/16	AA	EUR	175	(441)

Total							$(40,403)

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2011	7

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Credit default swaps on traded indexes - buy protection outstanding as of March 31, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation

Dow Jones CDX North America High Yield Index Series 14	5.00%	Credit Suisse International	6/20/15	USD	13,610	$(1,143,733)
Dow Jones CDX North America High Yield Index Series 14	5.00%	Deutsche Bank AG	6/20/15	USD	2,720	(231,455)

Total						$(1,375,188)

•	Credit default swaps on traded indexes - sold protection outstanding as of March 31, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation

iTraxx Europe Series 15	1.00%	Citibank NA	6/20/16	BBB+	EUR	1,500	$3,079

[1]	Using S&P’s ratings of the underlying securities.

[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of March 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

1.73% [3]	6-month LIBOR	Deutsche Bank AG	1/12/13	GBP	5,300	$6,794
3.15% [4]	6-month EURIBOR	Deutsche Bank AG	5/05/13	EUR	6,400	126,335
4.84% [5]	3-month LIBOR	Deutsche Bank AG	12/13/20	USD	3,975	(8,330)
3.71% [5]	6-month LIBOR	Deutsche Bank AG	1/12/21	GBP	1,230	(14,325)
6.67% [6]	6-month BUBOR	Deutsche Bank AG	8/29/21	HUF	735,010	28,701

Total						$139,175

[3]	Pays fixed interest rate and receives floating rate.

[4]	Pays floating interest amount and receives fixed rate.

[5]	Pays floating interest rate and receives fixed rate.

[6]	Pays fixed interest amount and receives floating rate.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its annual report.

8	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2011

Schedule of Investments (concluded)	BlackRock World Income Fund, Inc.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,922,844	$708,600	$2,631,444
Common Stocks	—	186,698	—	186,698
Corporate Bonds	—	47,941,653	—	47,941,653
Foreign Agency Obligations	—	69,885,485	—	69,885,485
Non-Agency Mortgage-Backed Securities	—	3,171,847	—	3,171,847
Other Interests	—	—	135,506	135,506
Preferred Securities	—	2,785,190	—	2,785,190
Taxable Municipal Bonds	—	1,375,151	—	1,375,151
U.S. Treasury Obligations	—	20,436,523	—	20,436,523
Warrants	—	—	83,250	83,250
Short-Term Securities	$465,333	—	—	465,333

Total	$465,333	$147,705,391	$927,356	$149,098,080

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$41,084	—	$41,084
Foreign currency exchange contracts	—	998,868	—	998,868
Interest rate contracts	$12,049	161,830	—	173,879
Liabilities:
Credit contracts	—	(1,437,849)	—	(1,437,849)
Foreign currency exchange contracts	—	(3,987,546)	—	(3,987,546)
Interest rate contracts	(247,043)	(22,655)	—	(269,698)

Total	$(234,994)	$(4,246,268)	—	$(4,481,262)

[1]

Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2011	9

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Income Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock World Income Fund, Inc.

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock World Income Fund, Inc.

Date: May 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock World Income Fund, Inc.

Date: May 25, 2011